Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Cash flows
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)	$ 62,516	$ 144,297	[1]	$ 53,826
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	208,394	139,222	[1]
Offering costs	(915)	(2,033)	[1]	$ (454)
Payments for IDR modification (including third-party fees)	(25,002)
Net proceeds from equity offerings/modifications in the year	244,993	281,486
Non-cash items
Offering costs	(703)	(359)
Net proceeds from equity offerings/modifications in the year	(703)	(359)
Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)	62,516	144,297
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	208,394	139,222
Offering costs	(1,618)	(2,392)
Payments for IDRs modification (including fees)	(25,002)
Net proceeds from equity offerings/modifications in the year	$ 244,290	$ 281,127

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).